JPMorgan Core Bond Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent		1.47%	(0.36%)	1.05%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent		1.65%	(0.14%)	1.26%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent		1.91%	0.11%	1.51%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent		2.15%	0.28%	1.69%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.25%	0.38%	1.79%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.56%	(0.98%)	0.48%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.32%	(0.23%)	0.84%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the ICE BofA US High Yield Constrained Index to the Bloomberg U.S. Aggregate Index.